LINES OF CREDIT (Details Narrative) $ in Thousands	Dec. 31, 2024 USD ($)
Unsecured Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit	$ 52,126
Unsecured Revolving Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	5.60%
Unsecured Revolving Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	7.50%
Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit	$ 133,000
Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.75%
Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	7.50%